THOR INDEX ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 98.0%
1,810	Invesco QQQ Trust Series 1 ETF	$ 1,120,843
167,103	SPDR Dow Jones Industrial Average ETF	79,738,210
116,889	SPDR S&P 500 ETF	79,880,773
		160,739,826
	FIXED INCOME - 0.9%
16,963	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,555,846

	TOTAL EXCHANGE-TRADED FUNDS (Cost $154,640,446)	162,295,672

	TOTAL INVESTMENTS - 98.9% (Cost $154,640,446)	$ 162,295,672
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	1,883,636
	NET ASSETS - 100.0%	$ 164,179,308

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt